OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-03907

The Empire Builder Tax Free Bond Fund

(Exact name of registrant as specified in charter)

546 Fifth Avenue, 7th Floor New York, New York	10036
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 953-7800

Date of fiscal year end:         February 28, 2012

Date of reporting period:       May 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

MUNICIPAL SECURITIES - 90.9%	Credit Ratings *	Par Value	Value
New York City and New York City Agencies - 6.9%
New York City, General Obligation, Series E-1,
6.25%, due 10/15/2028, Par Call 10/15/2018 @ 100	Aa2/AA	$2,000,000	$2,275,000
New York City, Health and Hospitals Corp., Health System Revenue, Series A,
5.50%, due 02/15/2018, Prerefunded 02/15/2012 @ 100 (AGM)	Aaa/AA+	1,000,000	1,036,980
New York City, Housing Development Corp., Multi-Family Housing Revenue, Series M,
4.40%, due 05/01/2014, Non-Callable	Aa2/AA	165,000	173,319
4.45%, due 11/01/2014, Non-Callable	Aa2/AA	330,000	349,909
4.60%, due 05/01/2015, Non-Callable	Aa2/AA	340,000	363,297
4.65%, due 11/01/2015, Non-Callable	Aa2/AA	350,000	377,591
6.75%, due 11/01/2033, Par Call 11/01/2018 @ 100	Aa2/AA	1,000,000	1,103,960
Total New York City and New York City Agencies			$5,680,056

New York State Agencies - 47.3%
Dormitory Authority of the State of New York - 43.0%
City University System Consolidated Fifth General Resolution, State Supported Debt, Revenue, Series E,
6.125%, due 01/01/2031, Par Call 01/01/2019 @ 100	NR/AA-	1,500,000	1,675,380
Department of Education, State Supported Debt, Revenue, Series A,
5.00%, due 07/01/2018, Par Call 07/01/2016 @ 100	NR/AA-	1,000,000	1,080,800
Hospital for Special Surgery, Non-State Supported Debt, Revenue,
6.00%, due 08/15/2038, Par Call 08/15/2019 @ 100 (FHA)	Aa2/AAA	500,000	551,275
Ithaca College, Non-State Supported Debt, Revenue,
5.00%, due 07/01/2011, Non-Callable	A2/NR	250,000	250,785
Mental Health Services Facilities Improvement, State Supported Debt, Revenue, Series A,
5.00%, due 02/15/2019, Par Call 02/15/2015 @ 100 (AMBAC)	WR/AA-	2,500,000	2,680,100
Mental Health Services Facilities Improvement, State Supported Debt, Revenue, Series F,
6.25%, due 02/15/2031, Par Call 08/15/2018 @ 100	NR/AA-	1,500,000	1,659,795
Mount Sinai Hospital, Non-State Supported Debt, Revenue, Series A,
5.00%, due 07/01/2012, Non-Callable	A2/A-	1,050,000	1,093,859
Municipal Health Facilities Improvement Program, Non-State Supported Debt, Revenue, Subseries 2-1,
5.00%, due 01/15/2018, Non-Callable	Aa3/AA-	2,000,000	2,235,820

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 90.9% (Continued)	Credit Ratings *	Par Value	Value
New York State Agencies - 47.3% (Continued)
Dormitory Authority of the State of New York - 43.0% (Continued)
New York and Presbyterian Hospital (The), Series A,
5.25%, due 08/15/2012, Non-Callable (AGM, FHA)	Aa3/AA+	$1,500,000	$1,581,405
New York Medical College, Revenue,
5.25%, due 07/01/2013, Continuously Callable 06/30/2011 @ 100 (NATL-RE)	Baa1/BBB	1,015,000	1,017,446
New York University, Revenue, Series 2,
5.50%, due 07/01/2018, Par Call 07/01/2011 @ 100 (AMBAC)	Aa3/AA-	500,000	501,335
NYU Hospitals Center, Non-State Supported Debt, Revenue, Series A,
2.00%, due 07/01/2011, Non-Callable	Baa1/BBB+	2,425,000	2,426,775
Rochester Institute of Technology, Revenue, Series A,
5.25%, due 07/01/2016, Prerefunded 07/01/2012 @ 100 (AMBAC)	A1/NR	2,045,000	2,155,430
5.25%, due 07/01/2017, Prerefunded 07/01/2012 @ 100 (AMBAC)	A1/NR	2,155,000	2,271,370
School Districts Revenue Bond Financing Program, Revenue, Series D,
5.25%, due 10/01/2023, Par Call 10/01/2012 @ 100 (NATL-RE State Aid Withholding)	A2/A+	1,395,000	1,444,188
Skidmore College, Non-State Supported Debt, Revenue, Series A,
2.00%, due 07/01/2011, Non-Callable	A1/NR	370,000	370,395
3.00%, due 07/01/2012, Non-Callable	A1/NR	310,000	316,898
Special Act School Districts Program, Revenue,
6.00%, due 07/01/2019, Continuously Callable 06/30/2011 @ 100 (NATL-RE)	Baa1/BBB	3,540,000	3,541,309
St. Lawrence-Lewis BOCES Program, Non-State Supported Debt, Revenue,
4.00%, due 08/15/2018, Par Call 08/15/2017 @ 100 (AGM)	Aa3/AA+	100,000	107,314
4.125%, due 08/15/2020, Par Call 08/15/2017 @ 100 (AGM)	Aa3/AA+	110,000	116,184
4.25%, due 08/15/2021, Par Call 08/15/2017 @ 100 (AGM)	Aa3/AA+	100,000	105,916
United Health Services Hospitals, Inc., Non-State Supported Debt, Revenue,
3.00%, due 08/01/2011, Non-Callable (FHA)	NR/NR	645,000	647,309
3.00%, due 08/01/2012, Non-Callable (FHA)	NR/NR	1,340,000	1,354,820
University of Rochester, Non-State Supported Debt, Revenue, Series A-1,
5.00%, due 07/01/2019, Par Call 01/01/2017 @ 100	Aa3/A+	2,305,000	2,511,666
Upstate Community Colleges, Revenue, Series B,
5.25%, due 07/01/2015, Par Call 07/01/2014 @ 100 (NATL-RE, FGIC, TCRS)	Aa3/NR	3,140,000	3,486,813
Total Dormitory Authority of the State of New York			35,184,387

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 90.9% (Continued)	Credit Ratings *	Par Value	Value
New York State Agencies - 47.3% (Continued)
Other New York State Agencies - 4.3%
New York State Environmental Facilities Corp., United Water New Rochelle, Water Facilities Revenue, Series A,
4.875%, due 09/01/2040, Par Call 09/01/2020 @ 100	Baa1/A-	$1,000,000	$920,000
New York State Housing Finance Agency, Revenue, Series A,
2.70%, due 05/01/2012, Non-Callable	Aa2/NR	755,000	765,155
New York State Mortgage Agency, Revenue, 43rd Series,
0.55%, due 10/01/2011, Non-Callable	Aaa/NR	750,000	750,443
New York State Urban Development Corp., Service Contract Revenue, Series D,
5.00%, due 01/01/2015, Non-Callable	NR/AA-	1,000,000	1,115,909
Total Other New York State Agencies			3,551,507

Total New York State Agencies			$38,735,894

Other New York State Bonds - 30.7%
Albany County, Airport Authority, Revenue, Series A,
2.00%, due 12/15/2011, Non-Callable	A3/BBB+	1,000,000	1,004,770
Albany Housing Authority, Limited Obligation, Revenue,
6.25%, due 10/01/2012, Continuously Callable 06/30/2011 @ 100	Aa3/NR	435,000	435,961
Albany Industrial Development Agency, St. Peter's Hospital Project, Revenue, Series A,
5.00%, due 11/15/2011, Non-Callable	Baa2/BBB+	1,385,000	1,406,398
Chili, Public Improvement, General Obligation,
3.00%, due 12/15/2012, Non-Callable	Aa3/NR	315,000	325,392
Clinton Central School District, General Obligation,
4.25%, due 06/15/2011, Non-Callable	NR/A	1,240,000	1,241,534
Corning, City School District, General Obligation,
5.00%, due 06/15/2012, Non-Callable (AGM State Aid Withholding)	Aa3/NR	1,000,000	1,046,110
5.00%, due 06/15/2013, Par Call 06/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	970,000	1,011,429
5.00%, due 06/15/2014, Par Call 06/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	600,000	623,028
Depew, Union Free School District, General Obligation,
5.00%, due 06/01/2012, Non-Callable (AGM State Aid Withholding)	Aa3/NR	1,870,000	1,949,924
East Rochester Housing Authority, St. John's Health Care Corp. Project, Revenue, Series A,
2.00%, due 10/20/2011, Non-Callable (GNMA)	NR/AAA	670,000	672,486

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 90.9% (Continued)	Credit Ratings *	Par Value	Value
Other New York State Bonds - 30.7% (Continued)
Erie County, IDA, City School District of Buffalo Project, School Facility Revenue, Series A,
5.75%, due 05/01/2025, Par Call 05/01/2017 @ 100 (AGM)	Aa3/AA+	$2,000,000	$2,204,659
Fayetteville-Manlius, Central School District, General Obligation,
5.00%, due 06/15/2016, Callable 06/15/2012 @ 101 (NATL-RE, FGIC State Aid Withholding)	Aa3/NR	375,000	390,199
Ilion, Central School District, General Obligation, Series B,
5.50%, due 06/15/2015, Callable 06/15/2012 @ 101 (NATL-RE, FGIC State Aid Withholding)	A1/NR	550,000	576,780
5.50%, due 06/15/2016, Callable 06/15/2012 @ 101 (NATL-RE, FGIC State Aid Withholding)	A1/NR	500,000	522,545
Long Island Power Authority, Electric System General Revenue, Series A,
6.00%, due 05/01/2033, Par Call 05/01/2019 @ 100	A3/A-	500,000	547,000
Metropolitan Transportation Authority, Transportation Revenue, Series 2008C,
6.50%, due 11/15/2028, Par Call 11/15/2018 @ 100	A2/A	1,500,000	1,734,270
Monroe County, General Obligation, Series B,
5.00%, due 03/01/2012, Non-Callable (Assured GTY)	Aa3/AA+	1,295,000	1,335,961
Monroe County, Public Improvement, General Obligation,
4.00%, due 06/01/2012, Non-Callable (Assured GTY)	Aa3/AA+	1,950,000	2,012,673
Mount Sinai, Union Free School District, General Obligation,
6.20%, due 02/15/2012, Non-Callable (AMBAC State Aid Withholding)	Aa3/NR	1,065,000	1,104,820
Oneida County, IDA, Mohawk Valley Network, Inc., Civic Facility Revenue, Series B,
5.00%, due 01/01/2013, Par Call 01/01/2012 @ 100 (AGM)	Aa3/AA+	860,000	878,043
Rockland County, General Obligation, Series B,
2.00%, due 09/01/2011, Non-Callable	A1/BBB+	1,200,000	1,203,828
Roslyn, General Obligation,
2.00%, due 10/01/2011, Non-Callable	A2/NR	285,000	286,416
2.00%, due 10/01/2012, Non-Callable	A2/NR	280,000	284,091
Schenectady, City School District, General Obligation,
2.50%, due 06/15/2011, Non-Callable (Assured GTY State Aid Withholding)	Aa3/NR	1,215,000	1,215,657
Schenectady, Public Improvement, General Obligation,
4.375%, due 05/15/2012, Non-Callable (AGM)	NR/AA+	240,000	248,242

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL SECURITIES - 90.9% (Continued)	Credit Ratings *	Par Value	Value
Other New York State Bonds - 30.7% (Continued)
Southern Cayuga, Central School District, General Obligation,
5.00%, due 05/15/2014, Par Call 05/15/2012 @ 100 (AGM State Aid Withholding)	Aa3/NR	$400,000	$413,888
Wappingers, Central School District, General Obligation,
5.00%, due 12/15/2012, Non-Callable (AGM State Aid Withholding)	Aa3/NR	500,000	531,620
Total Other New York State Bonds			$25,207,724

Other Municipal Bonds - 6.0%
Puerto Rico, Electric Power Authority, Revenue,
2.00%, due 07/01/2011, Non-Callable	A3/BBB+	4,500,000	4,504,436
Puerto Rico, Highway and Transportation Authority, Revenue, Series Y,
6.00%, due 07/01/2011, Non-Callable (NATL-RE)	A2/BBB	430,000	431,766
Total Other Municipal Bonds			$4,936,202

Total Municipal Securities (Cost $72,086,723)			$74,559,876

MONEY MARKET FUNDS - 4.9%		Shares	Value
Dreyfus New York Municipal Cash Management Fund, 0.07% (a) (Cost $4,000,000)		4,000,000	$4,000,000

Total Investments at Value - 95.8% (Cost $76,086,723)			$78,559,876

Other Assets in Excess of Liabilities - 4.2%			3,428,825

Net Assets - 100.0%			$81,988,701

(a)	Variable rate security. The rate shown is the 7-day effective rate as of May 31, 2011.

Definitions
AGM	Insured as to principal and interest by Assured Guaranty Municipal Corp.
AMBAC	Insured as to principal and interest by the American Municipal Bond Insurance Corp.
BOCES	Board of Cooperative Educational Services
FGIC	Insured as to principal and interest by the Financial Guaranty Insurance Co.
FHA	Insured as to principal and interest by the Federal Housing Administration
GNMA	Insured as to principal and interest by Government National Mortgage Association
GTY	Guaranty
IDA	Industrial Development Agency
NATL-RE	Reinsured as to principal and interest by the National Public Finance Guarantee Corp.
TCRS	Transferable Custodial Receipts

* Credit Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corp. ("Standard & Poor's") (Unaudited):

THE EMPIRE BUILDER TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Description of Moody's Ratings
Aaa	Issuers or issues rated 'Aaa' demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
Aa	Issuers or issues rated 'Aa' demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
A	Issuers or issues rated 'A' demonstrate above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
Baa	Issuers or issues rated 'Baa' demonstrate average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.
NR	Not Rated. In the opinion of the Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.
WR	Rating has been withdrawn.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification below Aaa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Standard & Poor's Ratings
AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NR	Not Rated. In the opinion of the Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

See accompanying notes to Schedule of Investments.

THE EMPIRE BUILDER TAX FREE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

1.	Securities Valuation

The Empire Builder Tax Free Bond Fund’s (the “Fund”) tax-exempt securities are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”).  The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices.  The methods used by the independent pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the “Adviser”), under the general supervision of the Board.

Securities for which quotations are not readily available are stated at fair value using procedures approved by the Board.  Short-term debt securities having remaining maturities of sixty days or less are stated at amortized cost, which approximates market value.  Investments in investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2011, by security type:

	Level 1	Level 2	Level 3	Total
Municipal Securities	$-	$74,559,876	$-	$74,559,876
Money Market Funds	4,000,000	-	-	4,000,000
Total	$4,000,000	$74,559,876	$-	$78,559,876

During the quarter ended May 31, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of May 31, 2011.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE EMPIRE BUILDER TAX FREE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.	Federal Income Tax Information

As of May 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation of securities for federal income tax purposes were as follows:

	Tax Unrealized	Tax Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation

$76,071,173	$2,582,106	$(93,403)	$2,488,703

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is primarily due to differing methods in the amortization of market discount on fixed income securities.

4.	Other Information

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission (the “SEC”) on the Form N-CSR on April 28, 2011, file number 811-03907.  This information is also available to shareholders by calling (800) 847-5886 or on the SEC’s website – http://www.sec.gov or on the Fund’s website – http://www.empirebuilderfund.com.  For general inquiries, please call (513) 326-3597.

5.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating the impact ASU No. 2011-04 may have on Schedule of Investments disclosures.

6.	Subsequent Events

The Fund is required to recognize in the Schedule of Investments the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Schedule of Investments.  For non-recognized subsequent events that must be disclosed to keep the Schedule of Investments from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events for the Fund through the date that the Schedule of Investments was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Schedule of Investments.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Empire Builder Tax Free Bond Fund

By (Signature and Title)*		/s/ Seth M. Glickenhaus
Seth M. Glickenhaus, Chairman and President

Date	July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Seth M. Glickenhaus
Seth M. Glickenhaus, Chairman and President

Date	July 5, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 5, 2011

* Print the name and title of each signing officer under his or her signature.